CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parentheticals) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Non-cash stock option compensation expense	$ 3,149,799	$ 3,798,139